Expense Example {- Fidelity Municipal Income Fund} - 12.31 Fidelity Municipal Income Fund - AMCIZ PRO-08 - Fidelity Municipal Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Municipal Income Fund: Class A
Expense Example:
1 year	$ 476
3 years	639
5 years	816
10 years	1,327
Fidelity Advisor Municipal Income Fund: Class M
Expense Example:
1 year	475
3 years	633
5 years	805
10 years	1,305
Fidelity Advisor Municipal Income Fund: Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,824
Fidelity Advisor Municipal Income Fund: Class I
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	665
Fidelity Advisor Municipal Income Fund: Class Z
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	$ 530